8 Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories Abstract
Finished goods	R$ 4,634,192	R$ 5,542,220
Raw materials, production inputs and packaging	1,665,797	1,578,523
Maintenance materials	608,693	465,684
Advances to suppliers	68,382	93,445
Imports in transit	664,345	838,099
Total	7,641,409	8,517,971
Current assets	7,625,084	8,486,577
Non-current assets	16,325	31,394
Total	R$ 7,641,409	R$ 8,517,971